Revenue - Narrative (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
First Travel Agency
Product Information [Line Items]
Percentage of total revenues	25.00%
Second Travel Agency
Product Information [Line Items]
Percentage of total revenues	13.00%
One Travel Agency
Product Information [Line Items]
Percentage of total revenues		31.00%